Other Long-Term Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets	OTHER LONG-TERM ASSETS

As at December 31 (millions of dollars)	2020	2019
Right-of-Use assets (Note 23)	71	71
Derivative assets (Note 18)	—	3
Other long-term assets	8	6
	79	80